Note 3 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Actual from acquired entities for 2016, revenues	$ 128,244
Actual from acquired entities for 2016, net earnings	2,375
Supplemental pro forma (unaudited), revenues	1,568,434	$ 1,475,739
Supplemental pro forma (unaudited), net earnings	$ 57,053	$ 44,047